Fair Value Measurements - Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Financial Liabilities
Carrying value	$ 68,208	$ 48,709
Estimated fair value	174,861	140,541
Financial Liabilities	174,861	140,541
July 2024 Notes [Member]
Financial Liabilities
Carrying value	36,998	17,965
Estimated fair value	34,187	21,390
Financial Liabilities	34,187	21,390
July 2024 Notes - related parties [Member]
Financial Liabilities
Carrying value		24,632
Estimated fair value		33,323
Financial Liabilities		33,323
September 2024 Notes [Member]
Financial Liabilities
Carrying value	15,750	5,636
Estimated fair value	78,563	77,245
Financial Liabilities	78,563	77,245
September 2024 Notes - related parties [Member]
Financial Liabilities
Carrying value		476
Estimated fair value		8,583
Financial Liabilities		8,583
Fair Value, Inputs, Level 1 [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | July 2024 Notes - related parties [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | September 2024 Notes - related parties [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | July 2024 Notes - related parties [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | September 2024 Notes - related parties [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities
Financial Liabilities	174,861	140,541
Fair Value, Inputs, Level 3 [Member] | July 2024 Notes [Member]
Financial Liabilities
Financial Liabilities	34,187	21,390
Fair Value, Inputs, Level 3 [Member] | July 2024 Notes - related parties [Member]
Financial Liabilities
Financial Liabilities		33,323
Fair Value, Inputs, Level 3 [Member] | September 2024 Notes [Member]
Financial Liabilities
Financial Liabilities	$ 78,563	77,245
Fair Value, Inputs, Level 3 [Member] | September 2024 Notes - related parties [Member]
Financial Liabilities
Financial Liabilities		$ 8,583